                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: _______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology Corp.
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seymour L. Goldblatt
Title:     President
Phone:     212-421-2155

Signature, Place, and Date of Signing:

   /s/Seymour L. Goldblatt               New York, New York    November 12, 2003
------------------------------------
   [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:  -0-

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total:   $523,634
                                          --------
                                          (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F
Page 1 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

                                                Item 4:                                           Item 7:
                                                  Fair      Item 5:                              Managers
                         Item 2:                 Market    Shares of                               See
      Item 1:           Title of     Item 3:     Value     Principal           Item 6:            Instr.            Item 8:
  Name of Issuer         Class    CUSIP Number (x $1,000)    Amount      Investment Discretion       V     Voting Authority (Shares)
                                                                                 (b)
                                                                               Shared-
                                                                                  As
                                                                               Defined     (c)
                                                                         (a)      in     Shared-                (a)     (b)    (c)
                                                                         Sole  Instr. V   Other                 Sole   Shared  None
3COM CORP                   COM     885535104      7,837   1,326,000 SH    X                                 1,326,000
A D C TELECOMMUNICATN
    INC                     COM     000886101      1,203     515,927 SH    X                                   515,927
ACCENTURE LTD               COM     G1150G111      8,009     358,500 SH    X                                   358,500
ACCREDO HEALTH INC          COM     00437V104      9,287     331,800 SH    X                                   331,800
ACTIVCARD                   COM     00506J107        531      65,000 SH    X                                    65,000
AETHER SYSTEMS INC          COM     00808V105      5,266   1,152,300 SH    X                                 1,152,300
AMERICAN MANAGEMENT
    SYSTEMS INC             COM     027352103     10,230     798,600 SH    X                                   798,600
AMERICAN POWER
    CONVERSION INC          COM     029066107        521      30,100 SH    X                                    30,100
ARTISOFT INC                COM     04314L106        809     236,049 SH    X                                   236,049
ASCENTIAL SOFTWARE CORP     COM     04362P207      1,625      87,700 SH    X                                    87,700
ASPECT COMMUNICATIONS       COM     04523Q102     13,325   1,599,650 SH    X                                 1,599,650
ASPEN TECHNOLOGY INC        COM     045327103      2,961     727,500 SH    X                                   727,500
BEA SYS INC                 COM     073325102      2,796     232,200 SH    X                                   232,200
BIOTRANSPLANT INC           COM     09066Y107        143   1,017,900 SH    X                                 1,017,900
BIOVAIL CORP                COM     09067J109      2,645      71,200 SH    X                                    71,200
BLUE MARTINI SOFTWARE
    INC                     COM     095698502      1,698     333,600 SH    X                                   333,600
BLUECOAT SYSTEMS            COM     09534T508      4,461     404,400 SH    X                                   404,400
BOTTOMLINE TECHNOLOGY       COM     101388106      1,943     237,000 SH    X                                   237,000
CAMBRIDGE HEART INC         COM     131910101      1,424   1,196,927 SH    X                                 1,196,927
CAMBRIDGE HEART
    SERIES A                PFD                       61      56,560 SH    X                                    56,560
CIENA CORP                  COM     171779101      3,835     654,500 SH    X                                   654,500
COMPUTER ACCESS
    TECHNOLOGY CORP         COM     204853105      3,098     735,900 SH    X                                   735,900
COMPUTER TASK GROUP         COM     205477102      2,129     608,200 SH    X                                   608,200
COMPUWARE CORP              COM     205638109     13,085   2,441,200 SH    X                                 2,441,200
COMTECH TELECOMMUNICAT      COM     205826209      3,732     156,172 SH    X                                   156,172
COMVERSE TECH               COM     205862402      1,190      79,500 SH    X                                    79,500
CONCERTO SOFTWARE INC       COM     20602T106      1,598     182,800 SH    X                                   182,800
CORIO INC                   COM     218875102      2,545   1,060,600 SH    X                                 1,060,600
CORVIS CORP                 COM     221009103      3,824   2,964,200 SH    X                                 2,964,200
CSG SYS INTL INC            COM     126349109      3,852     260,100 SH    X                                   260,100
DEPOMED INC                 COM     249908104        766     120,563 SH    X                                   120,563
DIAMONDCLUSTER INTL         COM     25278P106      4,560     666,700 SH    X                                   666,700
DRS TECHNOLOGIES INC        COM     23330X100      4,249     176,100 SH    X                                   176,100
ELOYALTY CORP               COM     290151307      2,028     576,200 SH    X                                   576,200
ENREV CORP                  COM       PRIVATE          1      86,226 SH    X                                    86,226
ENZON INC                   COM     293904108      6,646     571,000 SH    X                                   571,000

COLUMN TOTAL                                     133,913

                                    FORM 13F
Page 2 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

                                                Item 4:                                           Item 7:
                                                  Fair      Item 5:                              Managers
                         Item 2:                 Market    Shares of                               See
      Item 1:           Title of     Item 3:     Value     Principal           Item 6:            Instr.            Item 8:
  Name of Issuer         Class    CUSIP Number (x $1,000)    Amount      Investment Discretion       V     Voting Authority (Shares)
                                                                                 (b)
                                                                               Shared-
                                                                                  As
                                                                               Defined     (c)
                                                                         (a)      in     Shared-                (a)     (b)    (c)
                                                                         Sole  Instr. V   Other                 Sole   Shared  None
EPICOR SOFTWARE CORP        COM     29426L108      6,360     705,839 SH    X                                   705,839
EPRESENCE INC               COM     294348107      2,018     395,600 SH    X                                   395,600
FILENET CORP                COM     316869106      9,933     494,900 SH    X                                   494,900
GATEWAY INC                 COM     367626108     21,354   3,772,800 SH    X                                 3,772,800
GEMSTAR-TV GUIDE INTL       COM     36866W106      1,042     220,400 SH    X                                   220,400
GLENAYRE TECHNOLOGIES
    INC                     COM     377899109      1,147     518,900 SH    X                                   518,900
HYPERION SOLUTIONS CORP     COM     44914M104     13,269     457,400 SH    X                                   457,400
IDT CORP                    COM     448947309      5,125     283,800 SH    X                                   283,800
IDT CORP CLASS C            COM     448947101      1,768     100,000 SH    X                                   100,000
IMCLONE SYS INC             COM     45245W109     23,057     592,300 SH    X                                   592,300
INDEVUS PHARMACEUTICALS
    INC                     COM     454072109      1,374     256,900 SH    X                                   256,900
INDUS INTL INC              COM     45578L100      7,036   3,006,700 SH    X                                 3,006,700
INTERACTIVE
    INTELLIGENCE INC        COM     45839M103      4,159   1,377,000 SH    X                                 1,377,000
JUPITERMEDIA CORP           COM     48207D101      2,704     593,000 SH    X                                   593,000
KING PHARMACEUTICALS        COM     495582108      6,986     461,100 SH    X                                   461,100
KOMAG INC                   COM     500453204      1,130      64,500 SH    X                                    64,500
KOSAN BIOSCIENCES INC       COM     50064W107      4,127     518,500 SH    X                                   518,500
MANUGISTICS GROUP INC       COM     565011103     20,906   3,801,100 SH    X                                 3,801,100
MAPINFO CORP                COM     565105103      1,497     156,100 SH    X                                   156,100
MATRIXONE INC               COM     57685P304      3,495     707,500 SH    X                                   707,500
MAXTOR CORP                 COM     577729205     44,964   3,694,624 SH    X                                 3,694,624
META GROUP INC              COM     591002100      2,890     599,600 SH    X                                   599,600
MID-ATLANTIC MEDICAL
    SERVICES                COM     59523C107      4,608      89,600 SH    X                                    89,600
NEOPHARM INC                COM     640919106     16,380   1,092,021 SH    X                                 1,092,021
NETIQ CORP                  COM     64115P102      8,974     751,600 SH    X                                   751,600
NEWTWORKS ASSOCS INC        COM     640938106      3,005     218,400 SH    X                                   218,400
NEW FOCUS INC               COM     644383101      7,223   1,608,600 SH    X                                 1,608,600
NIKU CORP                   COM     654113703      1,250     171,000 SH    X                                   171,000
OPENWAVE SYS INC            COM     683718308      3,221     765,000 SH    X                                   765,000
PEGASUS COMMUN CORP         COM     705904605      2,461     165,195 SH    X                                   165,195
PEOPLESOFT INC              COM     712713106      1,292      70,700 SH    X                                    70,700
PERVASIVE SOFTWARE INC      COM     715710109      3,567     505,900 SH    X                                   505,900
PINNACOR INC                COM     723487104        586     255,000 SH    X                                   255,000
PRAECIS PHARMACEUTICALS     COM     739421105      2,262     334,600 SH    X                                   334,600
QAD INC                     COM     74727D108      2,920     269,900 SH    X                                   269,900
QLT INC                     COM     746927102     12,953     810,100 SH    X                                   810,100
QUOVADX INC                 COM     74913K106      2,876     760,800 SH    X                                   760,800

COLUMN TOTAL                                     259,919

                                    FORM 13F
Page 3 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

                                                Item 4:                                           Item 7:
                                                  Fair      Item 5:                              Managers
                         Item 2:                 Market    Shares of                               See
      Item 1:           Title of     Item 3:     Value     Principal           Item 6:            Instr.            Item 8:
  Name of Issuer         Class    CUSIP Number (x $1,000)    Amount      Investment Discretion       V     Voting Authority (Shares)
                                                                                 (b)
                                                                               Shared-
                                                                                  As
                                                                               Defined     (c)
                                                                         (a)      in     Shared-                (a)     (b)    (c)
                                                                         Sole  Instr. V   Other                 Sole   Shared  None
RADIOSHACK CORP             COM     750438103     10,583     372,500 SH    X                                   372,500
RIVERSTONE NETWORKS         COM     769320102      8,336   8,336,050 SH    X                                 8,336,050
ROGUE WAVE SOFTWARE         COM     775369101      2,740     654,000 SH    X                                   654,000
S1 CORPORATION              COM     78463B101     15,465   3,062,328 SH    X                                 3,062,328
SEAGATE TECHNOLOGY
        HOLDINGS            COM     G7945J104      2,298      84,500 SH    X                                    84,500
SELECTICA INC               COM     816288104      1,187     250,000 SH    X                                   250,000
SIEBEL SYS INC              COM     826170102      3,153     323,100 SH    X                                   323,100
SOLECTRON CORP              COM     834182107     33,575   5,739,271 SH    X                                 5,739,271
SONUS NETWORKS              COM     835916107        933     134,600 SH    X                                   134,600
SYCAMORE NETWORKS INC       COM     871206108     11,048   2,254,600 SH    X                                 2,254,600
SYMBOL TECHNOLOGIES         COM     871508107        725      60,700 SH    X                                    60,700
TECHNOLOGY SOLUTIONS CO     COM     87872T108        809     658,100 SH    X                                   658,100
TELIUM INC                  COM     87967E107      1,370   1,000,000 SH    X                                 1,000,000
TRANSWITCH CORP             COM     894065101      2,109     850,500 SH    X                                   850,500
TURNSTONE SYSTEMS           COM     900423104      6,294   2,193,200 SH    X                                 2,193,200
VIGNETTE CORP               COM     926734104      3,805   1,654,400 SH    X                                 1,654,400
VITESSE SEMICONDUCTOR
    CORP                    COM     928497106        304      47,490 SH    X                                    47,490
VITRIA TECHNOLOGY           COM     92849Q104      3,109     615,725 SH    X                                   615,725
WEBSENSE INC                COM     947684106     19,266     901,100 SH    X                                   901,100
WESTERN DIGITAL CORP        COM     958102105        516      40,000 SH    X                                    40,000
WITNESS SYS INC             COM     977424100      1,088     235,000 SH    X                                   235,000
XO COMMUNICATIONS INC       COM     983764838        870     150,000 SH    X                                   150,000
ELOYALTY CORP SERIES B
    CONV                    PFD     290151307         79      22,475 SH    X                                    22,475

COLUMN TOTAL                                     129,662

                                    FORM 13F
Page 4 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)

                                                Item 4:                                           Item 7:
                                                  Fair      Item 5:                              Managers
                         Item 2:                 Market    Shares of                               See
      Item 1:           Title of     Item 3:     Value     Principal           Item 6:            Instr.            Item 8:
  Name of Issuer         Class    CUSIP Number (x $1,000)    Amount      Investment Discretion       V     Voting Authority (Shares)
                                                                                 (b)
                                                                               Shared-
                                                                                  As
                                                                               Defined     (c)
                                                                         (a)      in     Shared-                (a)     (b)    (c)
                                                                         Sole  Instr. V   Other                 Sole   Shared  None
CELLSTAR CORP               COM     150925204         60       7,500 SH    X                                     7,500
NORTEL NETWORKS             COM     656568102         24       5,954 SH    X                                     5,954
TRIPATH IMAGING             COM     896942109         56       6,500 SH    X                                     6,500

COLUMN TOTAL                                         140

GRAND TOTAL                                      523,634